November 2, 2023

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust – Post-Effective Amendment No. 343 to the Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of KraneShares Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 343 (the “Post-Effective Amendment”) to the Trust’s currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The purpose of this filing is to register shares of the KraneShares KWEB Defined Protection 90 ETF, a new series of the Trust. The form of the prospectus and the text of prospectus starting from the section “Management” to the end of the prospectus and the form and text of the SAI (except the section entitled “Investment Limitations”) do not differ in any significant way from the corresponding disclosure in the prospectus and the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

●	Post-Effective Amendment No. 314 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, with regard to shares of KraneShares China Internet and Covered Call Strategy ETF (Accession No. 0001829126-22-018399) (October 28, 2022).

●	Post-Effective Amendment No. 307 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, with regard to shares of KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (Accession No. 0001829126-22-013632) (June 16, 2022).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing this Post-Effective Amendment. The Trust elects that this filing become effective 75 days after filing, pursuant to Rule 485(a)(2) under the Securities Act.

K&L Gates LLP

1601 K Street NW     Washington     DC 20006

T +1 202 778 9000     F +1 202 778 9100     klgates.com

U.S. Securities and Exchange Commission

November 2, 2023

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9473.

Sincerely,

/s/ Franklin H. Na
Franklin H. Na